Profit Before Tax (Details) - Schedule of Profit Before Tax	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Depreciation of:
- property, plant and equipment	RM 15,859,909		RM 933,859
- right of use assets	126,945		116,801
Amortisation of intangible asset	22,423,147	$ 4,802,558	15,423,146	RM 1,522,226
Directors’ remuneration	60,000		67,277
Incorporation expenses			4,135
Rental of premises	96,000		104,774
Rental of equipment	6,095		4,770
Interest expense of lease liabilities	4,235	907	6,085
And crediting:
Gain on disposal of subsidiaries	(6,178)
Negative goodwill			(94,672)
Interest income	RM (776,511)	$ (166,312)	RM (229,225)	RM (51,541)